PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
VY
®
Morgan Stanley Global
Franchise Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.6%
France : 5.6%
12,839
L'Oreal SA
$ 6,080,206
1.9
5,484  LVMH Moet Hennessy
Louis Vuitton SE
4,934,501
1.5
43,121
Pernod Ricard SA
6,980,629
2.2
17,995,336
5.6
Germany : 6.8%
111,816
SAP SE
21,772,768
6.8
Ireland : 7.4%
51,493
Accenture PLC - Class A
17,847,989
5.6
129,071
Experian PLC
5,623,996
1.8
23,471,985
7.4
Italy : 0.3%
84,136  Davide Campari-Milano
NV
845,567
0.3
Netherlands : 2.8%
67,217
Heineken NV
6,480,253
2.0
82,609
Universal Music Group NV
2,482,437
0.8
8,962,690
2.8
United Kingdom : 7.8%
542,271
Haleon PLC
2,272,535
0.7
185,053  Reckitt Benckiser Group
PLC
10,548,939
3.3
276,540
RELX PLC
11,936,840
3.8
24,758,314
7.8
United States : 67.9%
92,665
Abbott Laboratories
10,532,304
3.3
31,806
Aon PLC - Class A
10,614,298
3.3
24,723
Arthur J Gallagher & Co.
6,181,739
1.9
33,625  Automatic Data
Processing, Inc.
8,397,507
2.6
44,819
Becton Dickinson and Co.
11,090,462
3.5
22,449  Broadridge Financial
Solutions, Inc.
4,598,902
1.4
27,312
CDW Corp.
6,985,863
2.2
150,632
Coca-Cola Co.
9,215,666
2.9
14,434  Constellation Brands, Inc.
- Class A
3,922,584
1.2
32,898
Danaher Corp.
8,215,289
2.6
25,852
Equifax, Inc.
6,915,927
2.2
4,328  FactSet Research
Systems, Inc.
1,966,600
0.6
18,407
(1)
Hologic, Inc.
1,435,010
0.5
100,337  Intercontinental Exchange,
Inc.
13,789,314
4.3
9,152  Jack Henry & Associates,
Inc.
1,589,977
0.5
61,860
Microsoft Corp.
26,025,739
8.2
11,599
Moody's Corp.
4,558,755
1.4
57,417
Otis Worldwide Corp.
5,699,786
1.8
94,955  Philip Morris International,
Inc.
8,699,777
2.7
50,895
Procter & Gamble Co.
8,257,714
2.6
14,933
Roper Technologies, Inc.
8,375,024
2.6
18,222
STERIS PLC
4,096,670
1.3
19,516  Thermo Fisher Scientific,
Inc.
11,342,894
3.6
22,966
UnitedHealth Group, Inc.
11,361,280
3.6
15,953
Veralto Corp.
1,414,393
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
65,931
Visa, Inc. - Class A
$ 18,400,023
5.8
16,006
Zoetis, Inc.
2,708,375
0.9
216,391,872
67.9
Total Common Stock
(Cost $225,046,029)
314,198,532
98.6
Total Long-Term
Investments
(Cost $225,046,029)
314,198,532
98.6
SHORT-TERM INVESTMENTS : 1.3%
Mutual Funds : 1.3%
3,990,776
(2)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.200%
(Cost $3,990,776) $ 3,990,776 1.3
Total Short-Term
Investments
(Cost $3,990,776)
3,990,776
1.3
Total Investments in
Securities
(Cost $229,036,805) $ 318,189,308 99.9
Assets in Excess of
Other Liabilities 337,967 0.1
Net Assets $ 318,527,275 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 33.1%
Consumer Staples 19.9
Health Care 19.1
Industrials 12.6
Financials 11.6
Consumer Discretionary 1.5
Communication Services 0.8
Short-Term Investments 1.3
Assets in Excess of Other Liabilities 0.1
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
VY
®
Morgan Stanley Global
Franchise Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
France $ — $ 17,995,336 $ — $ 17,995,336
Germany — 21,772,768 — 21,772,768
Ireland 17,847,989 5,623,996 — 23,471,985
Italy — 845,567 — 845,567
Netherlands — 8,962,690 — 8,962,690
United Kingdom — 24,758,314 — 24,758,314
United States 216,391,872 — — 216,391,872
Total Common Stock 234,239,861 79,958,671 — 314,198,532
Short-Term Investments 3,990,776 — — 3,990,776
Total Investments, at fair value $ 238,230,637 $ 79,958,671 $ — $ 318,189,308
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 95,694,022
Gross Unrealized Depreciation (6,541,519)
Net Unrealized Appreciation $ 89,152,503